Business Acquisitions - Schedule of Purchase Price of Each Transaction (Detail) - USD ($)	Oct. 15, 2015	Jun. 15, 2015	Dec. 15, 2014	Jun. 30, 2014	Aug. 01, 2013	Dec. 31, 2015	Jun. 30, 2015	Dec. 31, 2014	Aug. 31, 2013
Less: Fair value of net assets acquired:
Goodwill						$ 0	$ 0	$ 6,217,000
Ingrid Knutsen [Member]
Business Acquisition [Line Items]
Purchase price	$ 12,863,000
Less: Fair value of net assets acquired:
Vessel and equipment	115,000,000
Cash	4,744,000
Inventories	144,000
Other current assets	188,000
Amounts due from related parties	1,000
Long-term debt	(84,275,000)
Long-term debt from related parties	(20,253,000)
Trade accounts payable	(94,000)
Accrued expenses	(1,555,000)
Prepaid charter and deferred revenue	(762,000)
Amount due to related parties	(275,000)
Subtotal	12,863,000
Difference between the purchase price and allocated values	$ 0
Dan Sabia [Member]
Business Acquisition [Line Items]
Purchase price		$ 41,186,000	$ 41,186,000
Less: Fair value of net assets acquired:
Vessel and equipment		103,389,000
Cash		4,343,000
Other current assets		25,000
Amounts due from related parties		935,000
Long-term debt		(64,470,000)
Derivatives liabilities		(802,000)
Trade accounts payable		(4,000)
Accrued expenses		(335,000)
Prepaid charter and deferred revenue		(442,000)
Amount due to related parties		(1,453,000)
Subtotal		41,186,000
Difference between the purchase price and allocated values		$ 0
Dan Cisne [Member]
Business Acquisition [Line Items]
Purchase price			18,230,000
Less: Fair value of net assets acquired:
Vessel and equipment			103,400,000
Cash			1,574,000
Long-term debt			(82,164,000)
Derivatives liabilities			(968,000)
Trade accounts payable			(35,000)
Accrued expenses			(825,000)
Amount due to related parties			(2,752,000)
Subtotal			18,230,000
Difference between the purchase price and allocated values			$ 0
Hilda Knutsen and Torill Knutsen [Member]
Business Acquisition [Line Items]
Purchase price				$ 114,293,000
Less: Fair value of net assets acquired:
Vessel and equipment				335,000,000
Cash				8,997,000
Inventories				395,000
Other current assets				1,939,000
Amounts due from related parties				4,000
Long-term debt				(221,812,000)
Other long-term liabilities				(4,774,000)
Derivatives liabilities				(348,000)
Trade accounts payable				(390,000)
Accrued expenses				(1,360,000)
Prepaid charter and deferred revenue				(1,487,000)
Amount due to related parties				(2,338,000)
Subtotal				113,826,000
Difference between the purchase price and fair value of net assets acquired				467,000
Goodwill				467,000
Difference between the purchase price and allocated values				$ 0
Carmen Knutsen [Member]
Business Acquisition [Line Items]
Purchase price					$ 55,772,000
Less: Fair value of net assets acquired:
Vessel and equipment					145,000,000				$ 145,000,000
Cash					89,000
Inventories					234,000
Other current assets					108,000
Long-term debt					(89,125,000)
Trade accounts payable					(91,000)
Accrued expenses					(387,000)
Amount due to related parties					(56,000)
Subtotal					55,772,000
Difference between the purchase price and allocated values					$ 0